UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2003 and the Year Ended December 31, 2002

Index European Portfolio

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc. which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
UNAUDITED

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
                                                                                           INDEX
                                                                                          EUROPEAN
                                                                                         PORTFOLIO
                                                                                       ---------------
                                                                                       ---------------
ASSETS:
     Investments in securities, market value  (1)                                    $     21,328,947
     Cash denominated in foreign currencies  (2)                                              135,411
     Dividends receivable                                                                     188,858
     Receivable for investments sold                                                          784,628
                                                                                       ---------------
                                                                                       ---------------

     Total assets                                                                          22,437,844
                                                                                       ---------------
                                                                                       ---------------

LIABILITIES:

     Due to investment adviser                                                                 24,647
     Payable to custodian                                                                     423,315
     Variation on futures contracts                                                             2,329
                                                                                       ---------------
                                                                                       ---------------

     Total liabilities                                                                        450,291
                                                                                       ---------------
                                                                                       ---------------

NET ASSETS                                                                           $     21,987,553
                                                                                       ===============
                                                                                       ===============

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                   $       329,854
     Additional paid-in capital                                                           67,192,054
     Net unrealized depreciation on investments, translation of assets and liabilities denominated in foreign currencies and futures
     contracts                                                                            (2,480,656)
     Undistributed net investment income                                                     325,639
     Accumulated net realized loss on investments and futures contracts                  (43,379,338)
                                                                                       ---------------
                                                                                       ---------------
NET ASSETS                                                                           $     21,987,553
                                                                                       ===============
                                                                                       ===============
NET ASSET VALUE PER OUTSTANDING SHARE                                                $           6.67
                                                                                       ===============
                                                                                       ===============
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                            50,000,000
     Outstanding                                                                            3,298,542

(1)  Cost of investments in securities:                                              $     23,808,608
(2)  Cost of cash denominated in foreign currencies:                                          136,151

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2003
UNAUDITED
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
                                                                                          INDEX
                                                                                        EUROPEAN
                                                                                        PORTFOLIO
                                                                                      --------------
                                                                                      --------------
INVESTMENT INCOME:
    Dividends                                                                       $       529,130
    Foreign withholding tax                                                                 (68,641)
                                                                                      --------------
                                                                                      --------------

    Total income                                                                            460,489
                                                                                      --------------
                                                                                      --------------

EXPENSES:

    Audit fees                                                                                7,477
    Bank and custodial fees                                                                  49,645
    Investment administration                                                                44,478
    Management fees                                                                         112,374
    Other expenses                                                                           35,303
                                                                                      --------------
                                                                                      --------------

    Total expenses                                                                          249,277

    Less amount reimbursed by investment adviser                                            114,427
                                                                                      --------------
                                                                                      --------------

    Net expenses                                                                            134,850
                                                                                      --------------
                                                                                      --------------

NET INVESTMENT INCOME                                                                       325,639
                                                                                      --------------
                                                                                      --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized loss on investments                                                     (1,352,690)
    Net realized gain on futures contracts                                                  140,047
    Change in net unrealized depreciation on investments                                  2,213,305
    Change in net unrealized appreciation on translation of assets and
    liabilities denominated in foreign currencies                                           848,719
    Change in net unrealized depreciation on futures contracts                              112,120
                                                                                      --------------
                                                                                      --------------

    Net realized and unrealized gain on investments, translation of assets and liabilities
    denominated in foreign currencies and futures contracts                               1,961,501
                                                                                      --------------
                                                                                      --------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $     2,287,140
                                                                                      ==============
                                                                                      ==============

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2003 AND YEAR ENDED DECEMBER 31, 2002

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
                                                                                  INDEX EUROPEAN
                                                                                    PORTFOLIO
                                                                           ----------------------------
                                                                           ----------------------------
                                                                               2003           2002
                                                                           -------------  -------------
                                                                           ----------------------------
                                                                             UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income                                                $      325,639 $    1,143,820
    Net realized loss on investments                                         (1,352,690)   (31,043,351)
    Net realized gain (loss) on futures contracts                               140,047       (698,841)
    Change in net unrealized depreciation on investments                      2,213,305      1,400,665
    Change in net unrealized appreciation on translation of assets
    and liabilities denominated in foreign currencies                           848,719     10,254,581
    Change in net unrealized depreciation on futures contracts                  112,120       (176,198)
                                                                           -------------  -------------
                                                                           -------------  -------------

    Net increase (decrease) in net assets resulting from operations           2,287,140    (19,119,324)
                                                                           -------------  -------------
                                                                           -------------  -------------

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                                                        0     (1,159,864)
                                                                           -------------  -------------
                                                                           -------------  -------------

SHARE TRANSACTIONS:
    Net proceeds from sales of shares                                        14,669,487     38,604,164
    Reinvestment of distributions                                                            1,159,864
    Redemptions of shares                                                   (19,740,275)  (109,009,934)
                                                                           -------------  -------------
                                                                           -------------  -------------

    Net decrease in net assets resulting from share transactions             (5,070,788)   (69,245,906)
                                                                           -------------  -------------
                                                                           -------------  -------------

    Total decrease in net assets                                             (2,783,648)   (89,525,094)

NET ASSETS:
    Beginning of period                                                      24,771,201    114,296,295
                                                                           -------------  -------------
                                                                           -------------  -------------

    End of period  (1)                                                   $   21,987,553 $   24,771,201
                                                                           =============  =============
                                                                           =============  =============

OTHER INFORMATION:

SHARES:

    Sold                                                                      2,455,878      5,524,501
    Issued in reinvestment of distributions                                                    193,957
    Redeemed                                                                 (3,242,905)   (15,926,944)
                                                                           -------------  -------------
                                                                           -------------  -------------

    Net decrease                                                               (787,027)   (10,208,486)
                                                                           =============  =============
                                                                           =============  =============

(1) Including undistributed net investment income                        $      325,639 $

See notes to financial statements.

MAXIM SERIES FUND, INC.

INDEX EUROPEAN PORTFOLIO
FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                             Six Months        Year Ended                Period Ended
                                               Ended          December 31,               December 31,
                                             ------------------------------------------  -----------
                                             June 30, 2003   2002       2001       2000       1999 +
                                             --------------------  ---------  ---------  -----------
                                             --------------------  ---------  ---------  -----------
                                                  UNAUDITED
Net Asset Value, Beginning of Period       $     6.06  $    8.00 $    10.35 $    11.82 $      10.00

Income from Investment Operations


Net investment income                            0.10       0.28       0.09       0.03
Net realized and unrealized gain (loss)          0.51      (1.94)     (2.35)     (1.43)        1.84
                                             ---------   --------  ---------  ---------  -----------
                                             ---------   --------  ---------  ---------  -----------

Total Income (Loss) From Investment Operations   0.61      (1.66)     (2.26)     (1.40)        1.84
                                             ---------   --------  ---------  ---------  -----------
                                             ---------   --------  ---------  ---------  -----------

Less Distributions

From net investment income                                 (0.28)     (0.09)     (0.04)
From net realized gains                                                          (0.03)       (0.02)
                                             ---------   --------  ---------  ---------  -----------
                                             ---------   --------  ---------  ---------  -----------

Total Distributions                              0.00      (0.28)     (0.09)     (0.07)       (0.02)
                                             ---------   --------  ---------  ---------  -----------
                                             ---------   --------  ---------  ---------  -----------

Net Asset Value, End of Period             $     6.67  $    6.06 $     8.00 $    10.35 $      11.82
                                             =========   ========  =========  =========  ===========
                                             =========   ========  =========  =========  ===========


Total Return                                   10.07% o  (20.62%)   (21.93%)   (11.80%)      18.44% o

Net Assets, End of Period ($000)           $   21,988  $  24,771 $  114,296 $  143,407 $    147,310

Ratio of Expenses to Average Net Assets:
    - Before Reimbursement                      2.15% *    1.32%      1.27%      1.39%        1.39% *
    - After Reimbursement #                     1.20% *    1.20%      1.20%      1.20%        1.20% *

Ratio of Net Investment Income (Loss) to
    Average Net Assets:

    - Before Reimbursement                      1.95% *    1.46%      0.51%      0.19%       (0.31%)*
    - After Reimbursement #                     2.90% *    1.58%      0.58%      0.38%       (0.12%)*

Portfolio Turnover Rate                         3.17% o   13.79%     52.34%     62.87%       19.79% o


 + The portfolio commenced operations on July 26, 1999.

 # Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized



MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003

--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of forty portfolios. Interests in the Index European Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the FTSE World European Index. The Portfolio is nondiversified as defined in the 1940 Act. The Fund is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

      Foreign Currency Translations

      The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

      The Portfolio isolates that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

      Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities including investments in securities at fiscal year end, resulting from changes in the exchange rate.

      Financial Futures Contracts

      The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as "variation margin", are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 1.20% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

      Effective April 30, 2002, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, became the principal underwriter to the Portfolio. Prior to that date, One Orchard Equities, a wholly-owned subsidiary of One Benefits, Inc., which is a wholly-owned subsidiary of GWL&A, was the principal underwriter. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      As of June 30, 2003, there were 46 funds for which the Directors served as Directors, Trustees or Committee Members, forty of which were Portfolios of the Fund. The total compensation paid by the Fund and its affiliated investment companies to the Independent Directors was $41,250 for the period from January 1, 2003 through June 30, 2003. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or Interested Director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $692,065 and $5,476,279, respectively. For the same period, there were no purchases or sales of U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

      At June 30, 2003, the U.S. Federal income tax cost basis was $26,787,720. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $720,345 and gross depreciation of securities in which there was an excess of tax cost over value of $6,179,118, resulting in net depreciation of $5,458,773.

5. FUTURES CONTRACTS

      As of June 30, 2003, the Portfolio had 3 open FTSE 100 and 7 open EURX ER STX 50 long futures contracts. The contracts expire in September 2003 and the Portfolio has recorded unrealized depreciation of $77 and $179, respectively, for a total unrealized depreciation of $256.

6. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and capital loss carryforwards. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

      The Fund's tax-basis capital gains and losses are determined only at the end of each fiscal year. At December 31, 2002, the Portfolio had available for federal income tax purposes unused capital loss carryforwards of $951,555, $5,292,931 and $31,361,295, which expire in the years 2008, 2009 and 2010, respectively. The Portfolio also had current year deferred post-October capital losses of $1,429,825.

The Maxim Series Fund

Index European Portfolio

COMMON STOCK

AUSTRIA

BUILDING MATERIALS
        181 Wienerberger Baustoffindustrie                                 3,180
                                                                          $3,180

ELECTRIC COMPANIES
         96 EVN AG                                                         4,105
         16 Oest Elektrizatswirts Class A                                  1,474
                                                                          $5,579

FOREIGN BANKS
        284 Erste Bank der Oesterreichischen Sparkassen AG                25,096
                                                                         $25,096

GOLD, METALS & MINING
        234 Voest-Alpine Stahl AG                                          9,241
                                                                          $9,241

OIL & GAS

         95 OMV AG                                                        11,413
                                                                         $11,413

REAL ESTATE

      1,006 Immofinanz Immobilien Anlagen AG                               7,243
                                                                          $7,243

TELEPHONE & TELECOMMUNICATIONS
      1,408 Telekom Austria AG*                                           15,975
                                                                         $15,975

TOTAL AUSTRIA              --- 0.36%                                     $77,727

BELGIUM

CHEMICALS

        300 Solvay SA                                                     20,670
                                                                         $20,670

FOOD & BEVERAGES
      1,201 Interbrew                                                     26,687
                                                                         $26,687

FOREIGN BANKS
      4,362 Fortis                                                        75,738
        580 KBC Bancassurance Holding NV                                  22,772
                                                                         $98,510

OIL & GAS

        498 Groupe Bruxelles Lambert                                      22,532
                                                                         $22,532

TOTAL BELGIUM              --- 0.79%                                    $168,399

DENMARK

FOOD & BEVERAGES
        379 Danisco A/S*                                                  14,849
                                                                         $14,849

FOREIGN BANKS
      4,983 Danske Bank A/S                                               97,040
                                                                         $97,040

PHARMACEUTICALS

        487 H Lundbeck A/S                                                 9,860
                                                                          $9,860

TELEPHONE & TELECOMMUNICATIONS
      1,060 Tele Danmark A/S                                              31,701
                                                                         $31,701

TRANSPORTATION

          7 A/S Dampskibsselskabet Svendborg Class B                      37,866
                                                                         $37,866

TOTAL DENMARK              --- 0.90%                                    $191,316

FINLAND

PAPER & FOREST PRODUCTS
      4,953 Stora Enso OYJ Class R                                        55,342
                                                                         $55,342

TELEPHONE & TELECOMMUNICATIONS
     32,405 Nokia OYJ                                                    533,624
                                                                        $533,624

TOTAL FINLAND              --- 2.76%                                    $588,966

FRANCE

CHEMICALS

        684 Air Liquide                                                  101,404
                                                                        $101,404

COSMETICS & PERSONAL CARE
      2,273 L'Oreal SA                                                   160,266
                                                                        $160,266

ELECTRIC COMPANIES
      7,131 Vivendi Universal SA*                                        129,794
                                                                        $129,794

ELECTRONICS - SEMICONDUCTOR
      4,514 STMicroelectronics NV                                         94,653
                                                                         $94,653

FOOD & BEVERAGES
        918 Groupe Danone                                                127,029
                                                                        $127,029

FOREIGN BANKS
      6,007 BNP Paribas SA                                               305,243
      4,247 Credit Agricole SA                                            80,715
      2,891 Societe Generale                                             183,257
                                                                        $569,215

INSURANCE RELATED
     11,850 AXA                                                          183,843
                                                                        $183,843

OIL & GAS

      4,637 Total Fina Elf                                               700,757
                                                                        $700,757

PHARMACEUTICALS

      5,390 Aventis SA                                                   296,544
                                                                        $296,544

RETAIL

      4,821 Carrefour SA                                                 236,285
                                                                        $236,285

TELEPHONE & TELECOMMUNICATIONS
      2,449 France Telecom SA*                                            60,071
                                                                         $60,071

WATER

      7,034 Suez SA                                                      111,954
                                                                        $111,954

TOTAL FRANCE               --- 13.00%                                 $2,771,815

GERMANY

AUTOMOBILES

      2,096 Bayerische Motoren Werke AG                                   80,633
      6,801 DaimlerChrysler AG (registered)                              237,422
                                                                        $318,055

CHEMICALS

      3,921 BASF AG                                                      167,500
                                                                        $167,500

COMPUTER SOFTWARE & SERVICES
      1,592 SAP AG                                                       187,753
                                                                        $187,753

ELECTRIC COMPANIES
      2,688 RWE AG                                                        81,151
                                                                         $81,151

FOREIGN BANKS
      4,183 Deutsche Bank AG (registered)                                271,304
                                                                        $271,304

INSURANCE RELATED
      1,330 Allianz AG                                                   110,546
        903 Muenchener Rueckver AG (registered)                           92,061
                                                                        $202,607

MANUFACTURING

      6,044 Siemans AG                                                   296,504
                                                                        $296,504

MISCELLANEOUS

      4,691 Veba AG                                                      241,172
                                                                        $241,172

TELEPHONE & TELECOMMUNICATIONS
     21,141 Deutsche Telekom AG (registered)*                            322,645
                                                                        $322,645

TOTAL GERMANY              --- 9.79%                                  $2,088,691

GREECE

ELECTRIC COMPANIES
        420 Public Power Corp*                                             7,572
                                                                          $7,572

FOOD & BEVERAGES
        670 Coca Cola Hellenic Bottling Co SA                             11,187
                                                                         $11,187

FOREIGN BANKS
        256 Agricultural Bank of Greece*                                   2,146
      1,287 Alpha Bank SA                                                 22,435
      1,183 Bank of Piraues                                                8,939
        420 Commercial Bank of Greece                                      7,360
          1 National Bank of Greece SA                                        10
                                                                         $40,890

MISCELLANEOUS

        660 Greek Organization of Football Prognostics                     6,730
      1,263 Viohalco                                                       6,295
                                                                         $13,025

OIL & GAS

        878 Hellenic Petroleum SA                                          5,908
         61 Motor Oil (Hellas) Corinth Refineries SA                         441
                                                                          $6,349

TELEPHONE & TELECOMMUNICATIONS
        550 Cosmote SA                                                     5,861
      2,663 Hellenic Telecommunications Organization SA*                  31,498
        750 Intracom SA*                                                   4,961
                                                                         $42,320

TOTAL GREECE               --- 0.57%                                    $121,343

IRELAND

AIRLINES

        392 Ryanair Holdings PLC*                                         17,601
                                                                         $17,601

ENGINEERING & CONSTRUCTION
      3,561 CRH PLC                                                       55,819
                                                                         $55,819

FINANCIAL SERVICES
      6,799 Bank of Ireland                                               82,371
                                                                         $82,371

FOREIGN BANKS
      6,094 Allied Irish Banks PLC                                        91,604
                                                                         $91,604

TOTAL IRELAND              --- 1.16%                                    $247,395

ITALY

BROADCAST/MEDIA

      3,856 Mediaset SpA                                                  32,635
                                                                         $32,635

FOREIGN BANKS
     30,337 Banca Intesa SpA                                              97,022
      7,436 Istituto Bancario San Paolo di Tornio                         69,082
     31,771 UnCredito Italiano SpA                                       151,410
                                                                        $317,514

INSURANCE RELATED
      8,648 Assicurazioni Generali SpA                                   200,406
      2,189 Riunione Adriatica di Sicurta SpA                             33,206
                                                                        $233,612

OIL & GAS

     20,328 Eni SpA                                                      307,436
                                                                        $307,436

TELEPHONE & TELECOMMUNICATIONS
     42,858 Olivetti SpA*                                                 53,793
     28,636 Telecom Italia Mobile SpA                                    141,073
     17,864 Telecom Italia SpA                                           161,651
      6,836 Telecom Italia SpA RNC                                        37,445
                                                                        $393,962

TOTAL ITALY                --- 6.03%                                  $1,285,159

NETHERLANDS

ELECTRONIC INSTRUMENT & EQUIP
      8,850 Koninklijke Philips Electronics NV                           168,298
                                                                        $168,298

FOOD & BEVERAGES
      3,837 Unilever NV                                                  205,859
                                                                        $205,859

FOREIGN BANKS
     10,707 ABN AMRO Holding NV                                          204,718
                                                                        $204,718

INSURANCE RELATED
      9,873 Aegon NV                                                      98,864
     13,258 ING Groep NV                                                 230,352
                                                                        $329,216

OIL & GAS

     14,214 Royal Dutch Petroleum Co                                     659,761
                                                                        $659,761

TOTAL NETHERLANDS          --- 7.35%                                  $1,567,852

NORWAY

FOOD & BEVERAGES
      1,473 Orkla ASA                                                     25,508
                                                                         $25,508

MANUFACTURING

      1,373 Norsk Hydro ASA                                               67,524
                                                                         $67,524

OIL & GAS

      2,881 Statoil ASA                                                   24,546
                                                                         $24,546

TELEPHONE & TELECOMMUNICATIONS
      3,518 Telenor A/S                                                   14,621
                                                                         $14,621

TOTAL NORWAY               --- 0.62%                                    $132,199

PORTUGAL

ELECTRIC COMPANIES
     15,552 Electricidade de Portugal SA                                  33,218
                                                                         $33,218

ENGINEERING & CONSTRUCTION
      2,719 Brisa Auto-Estradas de Portugal SA                            15,300
                                                                         $15,300

FOREIGN BANKS
     15,458 Banco Comercial Portugues SA                                  27,159
        520 Banco Espirito Santo SA  Bonus Rights                          7,703
                                                                         $34,862

TELEPHONE & TELECOMMUNICATIONS
      8,315 Portugal Telecom SGPS SA                                      59,583
                                                                         $59,583

TOTAL PORTUGAL             --- 0.67%                                    $142,963

SPAIN

ELECTRIC COMPANIES
      7,203 Endesa SA                                                    120,599
      6,039 Iberdrola SA                                                 104,578
                                                                        $225,177

FOREIGN BANKS
     21,438 Banco Bilbao Vizcaya Argentaria SA                           225,258
      1,445 Banco Popular Espanol SA                                      73,012
     31,265 Banco Santander Central Hispano                              273,941
                                                                        $572,211

TELEPHONE & TELECOMMUNICATIONS
     34,244 Telefonica SA*                                               394,285
                                                                        $394,285

TOTAL SPAIN                --- 5.59%                                  $1,191,673

SWEDEN

COMMUNICATIONS - EQUIPMENT
    101,823 Ericsson LM Class B*                                         109,392
                                                                        $109,392

FOREIGN BANKS
      2,632 ForeningsSparbanken AB                                        36,332
     19,968 Nordea AB                                                     96,286
      4,559 Skandinaviska Enskilda Banken                                 46,416
      4,328 Svenska Handelsbanken AB Class A                              70,827
                                                                        $249,861

HEAVY TRUCKS & PARTS
        956 Volvo AB Class A                                              20,064
      2,021 Volvo AB Class B                                              44,435
                                                                         $64,499

HOUSEHOLD GOODS
      2,192 Electrolux AB Series B                                        43,265
                                                                         $43,265

INVESTMENT BANK/BROKERAGE FIRM
      2,821 Investor AB Class B                                           20,616
                                                                         $20,616

MANUFACTURING

      1,747 Sandvik AB                                                    45,721
                                                                         $45,721

PAPER & FOREST PRODUCTS
      1,285 Svenska Cellulosa AB                                          43,904
                                                                         $43,904

RETAIL

      3,702 Hennes & Mauritz AB Class B                                   85,093
                                                                         $85,093

SPECIALIZED SERVICES
      2,232 Securitas AB                                                  22,864
                                                                         $22,864

TELEPHONE & TELECOMMUNICATIONS
      9,647 TeliaSonera AB                                                40,010
                                                                         $40,010

TOTAL SWEDEN               --- 3.40%                                    $725,225

SWITZERLAND

FOOD & BEVERAGES
      2,668 Nestle SA                                                    550,519
                                                                        $550,519

FOREIGN BANKS
      8,062 Credit Suisse Group                                          212,181
      8,494 UBS AG                                                       472,499
                                                                        $684,680

PHARMACEUTICALS

     19,107 Novartis AG                                                  756,070
      4,759 Roche Holding AG                                             373,293
                                                                      $1,129,363

TOTAL SWITZERLAND          --- 11.09%                                 $2,364,562

UNITED KINGDOM

AEROSPACE & DEFENSE
     20,533 BAE Systems PLC                                               48,367
                                                                         $48,367

BROADCAST/MEDIA

      9,874 British Sky Broadcasting Group PLC*                          109,167
                                                                        $109,167

FOOD & BEVERAGES
     13,681 Cadbury Schweppes PLC                                         80,821
     21,099 Diageo PLC                                                   225,611
                                                                        $306,432

FOREIGN BANKS
     44,443 Barclays PLC                                                 329,653
     25,586 HBOS PLC                                                     331,011
     63,811 HSBC Holdings PLC                                            753,405
     37,343 Lloyds TSB Group PLC                                         265,281
     19,544 Royal Bank of Scotland Group PLC                             548,259
      7,799 Standard Chartered PLC                                        94,913
                                                                      $2,322,522

GOLD, METALS & MINING
      7,223 Rio Tinto PLC                                                136,235
                                                                        $136,235

HOUSEHOLD GOODS
      4,654 Reckitt Benckiser PLC                                         85,323
                                                                         $85,323

INSURANCE RELATED
     15,288 CGNU PLC                                                     106,145
                                                                        $106,145

MANUFACTURING

     16,791 Billiton PLC                                                  88,249
                                                                         $88,249

OIL & GAS

    151,540 BP Amoco PLC                                               1,046,893
     65,893 Shell Transport & Trading Co PLC                             435,477
                                                                      $1,482,370

PHARMACEUTICALS

     11,712 AstraZeneca Group PLC                                        471,181
     40,794 GlaxoSmithKline PLC                                          823,277
                                                                      $1,294,458

RETAIL

     15,430 Marks & Spencer PLC                                           80,332
     48,980 Tesco PLC                                                    177,409
                                                                        $257,741

SPECIALIZED SERVICES
     15,090 Compass Group PLC                                             81,488
                                                                         $81,488

TELEPHONE & TELECOMMUNICATIONS
    459,301 Vodafone AirTouch PLC                                        898,130
                                                                        $898,130

TOBACCO

     11,101 British American Tobacco PLC                                 125,572
      4,965 Imperial Tobacco Group PLC                                    88,812
                                                                        $214,384

UTILITIES

     28,775 Centrica PLC                                                  83,333
                                                                         $83,333

TOTAL UNITED KINGDOM       --- 35.23%                                 $7,514,344

TOTAL COMMON STOCK --- 99.30%                                        $21,179,629
(Cost $23,659,290)

SHORT-TERM INVESTMENTS

UNITED STATES

    150,000 United States of America (1)                                 149,318
            0.920%, December 26, 2003

TOTAL UNITED STATES        --- 0.70%                                    $149,318

TOTAL SHORT-TERM INVESTMENTS --- 0.70%                                  $149,318
(Cost $149,318)

TOTAL INDEX EUROPEAN PORTFOLIO --- 100%                              $21,328,947
(Cost $23,808,608)

Legend
(1) Collateral for Futures
* Non-income Producing Security
See Notes to Financial Statements

ITEM 2. CODE OF ETHICS

Not Required in Filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

a)     Not Required in Filing.

b) (1)Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 31-Certifications.

       (2)Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 32-Certifications.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, hereunto duly authorized.

Maxim Series Fund, Inc.

By: /s/ W.T. McCallum
       W.T. McCallum

        President

Date: August 15, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ W.T. McCallum
       W.T. McCallum

        President

Date: August 15, 2003

By: /s/ G.R. McDonald
       G. McDonald
       Treasurer

Date: August 15, 2003